Fair Value Measurements (Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from changes in instrument-specific credit risk	¥ 0	¥ 0	¥ 0
Aggregate unpaid loan principal balance	18,362	19,848
Aggregate loan fair value	19,232	20,673
Amount by which aggregate fair value of loan exceeds aggregate unpaid principal balance	870	825
Investment funds fair value	24,894	27,367
Other assets	22,116	37,855
Policy Liabilities and Policy Account Balances	605,520	795,001
Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	22,116	37,855
Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy Liabilities and Policy Account Balances	605,520	795,001
Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value	31	71	246
Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value	1,277	(202)	1,070
Investment funds fair value	15,400	16,227
Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment funds fair value	7,453	10,152
Investments
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value	699	(4)	¥ 1,301
Foreign Corporate Debt Securities | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value	31
Investment funds fair value	1,026
Equity securities | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment funds fair value	15,400	16,227
Foreign government bond securities | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value	12	9
Investment funds fair value	¥ 1,015	¥ 988